Subsequent Events	12 Months Ended
Dec. 31, 2020
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Subsequent Events
Note 32: Subsequent Events
Sale of Refinitiv to LSEG
On January 29, 2021, the Company and private equity funds affiliated with Blackstone closed the sale of Refinitiv to LSEG in an all share transaction. As of the closing date, the Company indirectly owned approximately 82.5 million LSEG shares, which had a market value of approximately $9.8 billion based on LSEG’s closing share price on January 28, 2021. The Company’s interest in LSEG shares are held through an entity jointly owned with Blackstone’s consortium.
Subject to certain exceptions, the
Company and Blackstone’s consortium have
otherwise
agreed to be subject to a lock-up for its LSEG shares through January 29, 2023. In each of years three and four following closing (starting on January 30, 2023 and January 30, 2024, respectively), the Company and Blackstone’s consortium will become entitled to sell in aggregate one-third of the LSEG shares that were issued. The lock-up arrangement will terminate on January 29, 2025.
The Company expects to record a
pre-tax
gain on the transaction of approximately $8.5 billion in “Share of post-tax
earnings (losses) in equity method investments” within the consolidated income statement in the first quarter of 2021. In the future, the Company will account for its investment in LSEG at fair value, based on the share price of LSEG. The change in value of the investment will be also be recorded in “Share of post-tax
earnings (losses) in equity method investments” because the Company holds its LSEG shares through an entity that is jointly owned by Blackstone’s consortium and the Company, over which the Company has significant influence. As the joint entity owns only the financial investment in LSEG shares, which the parties intend to sell over time, and is not involved in operating LSEG nor the Refinitiv business, the investment may be accounted for by the joint entity at fair value.
2021 dividends
In February 2021, the Company announced a $0.10 per share increase in the annualized dividend to $1.62 per common share, which was approved by the Company’s board of directors. A quarterly dividend of $0.405 per share will be paid on March 17, 2021 to shareholders of record as of March 5, 2021.